THE ALGER FUNDS

THE ALGER INSTITUTIONAL FUNDS

THE ALGER PORTFOLIOS

Supplement Dated December 1, 2017
to Current Prospectus, Summary Prospectus and Statement of Additional Information of each of
Alger Mid Cap Growth Fund, Alger Mid Cap Growth Institutional Fund
and Alger Mid Cap Growth Portfolio
As Supplemented To Date

Effective December 31, 2017, Dr. Ankur Crawford will no longer serve as a Portfolio Manager of Alger Mid Cap Growth Fund, Alger Mid Cap Growth Institutional Fund, or Alger Mid Cap Growth Portfolio.

S- TAF Retail 12117

S-TAF — Instl.12117

S-TAFSAI 12117

S-Mid Cap ABC 83017

S-Mid Cap T 83017

S-Mid Cap Z 83017

S-TAIF — Instl.12117

S-ISAI 12117

S-MidCapIR 83017

S-MidCap InsZ-2 83017

S-APPI-2 12117

S-APPS 12117

S-APPSAI 1217

S-MidCapI-2 83017

S-MidCapS 83017